Changes in Weighted Average Discount Rate Used to Estimate Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Rate	24.01%
Value	$ 113,441	$ 90,917
Change in Value	151	5	1,951
.50% Decrease in Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Rate	23.51%
Value	116,300
Change in Value	2,859
.50% Increase in Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Rate	24.51%
Value	110,694
Change in Value	$ (2,747)